Concentration and risks	6 Months Ended
Mar. 31, 2026
Risks and Uncertainties [Abstract]
Concentration and risks

4.	Concentration and risks

(a) Concentration of credit risk

Assets that potentially subject the Group to significant concentrations of credit risk primarily consist of cash and cash equivalents, restricted cash, accounts receivable and amounts due from related parties. The maximum exposure of such assets to credit risk is their carrying amounts as of the balance sheet dates. All of the Group’s cash and cash equivalents and restricted cash are held with financial institutions that Group’s management believes to be high credit quality. The Group periodically evaluates the creditworthiness of the existing customers in determining an allowance for doubtful accounts primarily based upon the age of the receivables and factors surrounding the credit risk of specific customers.

(b) Concentration of customers:

The following customers accounted for 10% or more of revenue for the six months ended March 31, 2025 and 2026:

	Six Months Ended March 31,
	2025	2026	2026
	RMB	RMB	USD
Customer A	42,257,767	63,792,598	9,247,985
Customer B	34,440,743	20,577,998	2,983,183
Customer C	*	17,033,418	2,469,327
Customer D	10,051,313	*	*

The following customers accounted for 10% or more of the Group’s accounts receivable and amounts due from related parties as of September 30, 2025 and March 31, 2026:

	As of September 30, 2025	As of March 31, 2026
	RMB	RMB	USD
Customer A	6,237,484	3,139,888	455,188
Customer B	*	1,141,440	165,474
Customer C	3,486,135	1,105,933	160,327
Customer D	3,177,983	*	*

(c) Concentration of suppliers

Below suppliers represent more than 10% of the Group’s total purchases for the six months ended March 31, 2025 and 2026:

	Six Months Ended March 31,
	2025	2026	2026
	RMB	RMB	USD
Supplier A	18,600,197	10,409,641	1,509,081
Supplier B	10,377,124	*	*
Supplier C	7,641,441	*	*

*	Represents less than 10%

(d) Foreign currency risk

Currency convertibility risk

The RMB is not a freely convertible currency. The State Administration for Foreign Exchange, under the authority of the People’s Bank of China, regulates the conversion of RMB into other currencies. The value of the RMB is subject to changes in central government policies, international economic and political developments affecting supply and demand in the China Foreign Exchange Trading System market. As of September 30, 2025 and March 31, 2026, the Group has cash and cash equivalents and time deposits that are denominated in US$, totaling US$4,994,550 and, US$1,705,697, respectively.